22. Condensed Financial Information (Parent Company Only) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Total assets	$ 573,667,404	$ 575,738,245
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	527,531,427	532,385,670
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2013 and 2012 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2013 and 2012, and 5,078,707 and 5,023,026 shares issued at December 31, 2013 and 2012, respectively (including 13,448 and 19,182 shares issued February 1, 2014 and 2013, respectively)	12,696,768	12,557,565
Additional paid-in capital	28,612,308	28,047,829
Retained earnings	4,997,144	2,698,200
Accumulated other comprehensive (loss) income	(47,466)	171,758
Less: treasury stock, at cost; 210,101 shares at December 31, 2013 and 2012	(2,622,777)	(2,622,777)
Total shareholders' equity	46,135,977	43,352,575	40,918,409
Total liabilities and shareholders' equity	573,667,404	575,738,245
Parent Company [Member]
Assets
Cash	410,075	236,514	196,945
Investment in subsidiary - Community National Bank	58,490,098	55,650,407
Investment in Capital Trust	387,000	387,000
Income taxes receivable	235,559	436,944
Total assets	59,522,732	56,710,865
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	499,755	471,290
Total liabilities	13,386,755	13,358,290
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2013 and 2012 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2013 and 2012, and 5,078,707 and 5,023,026 shares issued at December 31, 2013 and 2012, respectively (including 13,448 and 19,182 shares issued February 1, 2014 and 2013, respectively)	12,696,768	12,557,565
Additional paid-in capital	28,612,308	28,047,829
Retained earnings	4,997,144	2,698,200
Accumulated other comprehensive (loss) income	(47,466)	171,758
Less: treasury stock, at cost; 210,101 shares at December 31, 2013 and 2012	(2,622,777)	(2,622,777)
Total shareholders' equity	46,135,977	43,352,575
Total liabilities and shareholders' equity	$ 59,522,732	$ 56,710,865